Consolidated Statement of Stockholders' Equity (Unaudited) (USD $)	Common Stock [Member]	APIC [Member]	Subscription Receivable [Member]	OCI [Member]	Deficit [Member]	Petro [Member]	NCI [Member]	Total
Balances at May. 23, 2010
Founder shares	$ 1,025,600	$ (1,025,600)
Founder shares, shares	40,000
Common stock issued to founder for license	1,538,400	(1,538,400)
Common stock issued to founder for license, shares	60,000
Contributed capital		207,472				207,472		207,472
Foreign currency translation				69		69		69
Net loss					(19,796)	(19,796)		(19,796)
Balances at Dec. 31, 2010	2,564,000	(2,356,528)		69	(19,796)	187,745		187,745
Balances, shares at Dec. 31, 2010	100,000
Contributed capital		327,578				327,578		327,578
Foreign currency translation				1,538		1,538		1,538
Net loss					(15,322)	(15,322)		(15,322)
Balances at Dec. 31, 2011	2,564,000	(2,028,950)		1,607	(35,118)	501,539		501,539
Balances, shares at Dec. 31, 2011	100,000
Contributed capital		169,328				169,328		169,328
Foreign currency translation				108,666		108,666		108,666
Net loss					(8,544)	(8,544)		(8,544)
Balances at Jul. 31, 2012	64,649	136,364			(333,817)	(132,804)		(132,804)
Balances, shares at Jul. 31, 2012	64,649,003
Shares issued for cash, net	5,650	1,383,850				1,389,500		1,389,500
Shares issued for cash, net, shares	5,650,000
Beneficial conversion feature		213,956				213,956		213,956
Foreign currency translation				28,312		28,312		28,312
Noncontrolling interest							308,396	308,396
Net loss					(262,914)	(262,914)	(9,898)	(272,812)
Balances at Dec. 31, 2012	70,299	1,734,170		28,312	(596,731)	1,236,050	298,498	1,534,548
Balances, shares at Dec. 31, 2012	70,299,003
Shares issued for cash, net		1,710,920				1,718,000
Shares issued for subscription receivable		139,440	(140,000)
Shares issued for conversion of notes		176,145				176,852
Shares issued for services		837,503				838,453
Beneficial conversion feature		165,000				165,000
Warrant issued for services		149,843				149,843
Foreign currency translation				(419,066)		(419,066)
Net loss					(2,174,675)	(2,174,675)	(7,625)
Balances at Sep. 30, 2013		4,913,021	(140,000)	(390,754)	(2,771,406)	1,690,457	290,873
Balances at Jan. 03, 2013
Shares issued for subscription receivable, shares	560,000
Shares issued for conversion of notes								176,852
Shares issued for services, shares	950,246							225,000
Balances at Sep. 30, 2013	$ 79,596							$ 1,981,330
Balances, shares at Sep. 30, 2013	79,596,654